Condensed Financial Information Parent Company Only (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Total assets	$ 918,233,284	$ 737,955,319
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	840,944,571	669,060,640
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2020 and 2019 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,527,380 and 5,449,857 shares issued at December 31, 2020 and 2019, respectively (including 18,128 and 16,267 shares issued February 1, 2021 and 2020, respectively)	13,818,450	13,624,643
Additional paid-in capital	34,309,646	33,464,381
Retained earnings	29,368,046	22,667,949
Accumulated other comprehensive loss	915,348	260,483
Less: treasury stock, at cost; 210,101 shares at December 31, 2020 and 2019	2,622,777	2,622,777
Total shareholders' equity	77,288,713	68,894,679	$ 62,603,711
Total liabilities and shareholders' equity	918,233,284	737,955,319
Parent Company [Member]
Assets
Cash	750,371	744,687	$ 720,620
Investment in subsidiary - Community National Bank	89,598,666	81,164,447
Investment in Capital Trust	387,000	387,000
Income taxes receivable	184,973	213,071
Total assets	90,921,010	82,509,205
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	745,297	727,526
Total liabilities	13,632,297	13,614,526
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2020 and 2019 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,527,380 and 5,449,857 shares issued at December 31, 2020 and 2019, respectively (including 18,128 and 16,267 shares issued February 1, 2021 and 2020, respectively)	13,818,450	13,624,643
Additional paid-in capital	34,309,646	33,464,381
Retained earnings	29,368,046	22,667,949
Accumulated other comprehensive loss	915,348	260,483
Less: treasury stock, at cost; 210,101 shares at December 31, 2020 and 2019	(2,622,777)	(2,622,777)
Total shareholders' equity	77,288,713	68,894,679
Total liabilities and shareholders' equity	$ 90,921,010	$ 82,509,205